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                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO
                GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

Supplement dated December 31, 2016 to the prospectuses for the variable annuity contracts issued by General American Life Insurance Company, listed above

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectuses. Please retain this supplement for future reference.

The Company
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The first paragraph describing the Company under "The Company" is replaced with the following:

   General American is a wholly-owned subsidiary of, and controlled by, MetLife, Inc., a publicly traded company. It is licensed to sell life insurance in 49 states, the District of Columbia, and Puerto Rico. The Home Office is located at 13045 Tesson Ferry Road, St. Louis, Missouri 63128.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                               SUPP-GALICVA1216